Summary of Significant Accounting Policies - Net Income (Loss) Per Ordinary Share (Details) - USD ($)				3 Months Ended		9 Months Ended
	May 13, 2020	May 08, 2020	Apr. 24, 2020	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Interest earned on investments held in Trust Account				$ 137,366		$ 192,093
Class A common stock | Private Placement Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded since their inclusion would be anti-dilutive						33,533,333
Common Class B [Member] | Founder Shares [Member] | Sponsor [Member] | Maximum [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number Of Shares Subject To Forfeiture	2,250,000	2,250,000	2,250,000		2,250,000